Income Taxes - Schedule of Composition of Income Tax Expenses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Composition of Income Tax Expenses [Abstract]
Current income tax (expense) benefits	¥ (8,619)		¥ (4,392,179)
Deferred income expenses	(331,041)	$ (47,338)	(8,461,370)	(211,267)
Total Income tax expenses	¥ (339,660)	$ (48,571)	¥ (12,853,549)	¥ (211,267)